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                                                               December 31, 1999

Farmers(R)
Variable
Annuity I

Annual
Report.

                                        Includes annual reports for:
                                        Kemper Variable Series
                                        Scudder Variable Life Investment Fund
                                        Janus Aspen Series
                                        PIMCO Variable Insurance Trust
                                        Templeton Variable Products Series Fund


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  FARMERS VARIABLE ANNUITY I is marketed exclusively by agents affiliated with
                            Farmers Insurance Group;
             distributed by Investors Brokerage Services, Inc.; and
            underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL 60049-0001

 Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.



FFS-2-VA (2/00)